Corporate Information	9 Months Ended
Sep. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate Information
1.
CORPORATE INFORMATION

Viking Holdings Ltd (“VHL” or the “Company”) is a Bermuda company, incorporated on July 21, 2010, whose registered address is Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. The Company is registered in Bermuda as an exempted company and, pursuant to Section 14(3) of the Companies Act 1981, has perpetual succession. The Company’s majority shareholder is Viking Capital Limited (“VCAP”), which is registered in the Cayman Islands as an exempted company.

The principal business activity of the Company and its subsidiaries (the “Group”) is to engage in passenger shipping and other forms of passenger transport and as a tour entrepreneur for passengers and related activities in tourism.

The interim condensed consolidated financial statements of the Group (“interim financial statements”) for the three and nine months ended September 30, 2025 were authorized for issuance by the Company’s Board of Directors on November 19, 2025.